Summary of Error Corrections Impact on Net Loss Per Common Share, Basic and Diluted (Detail) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2014	Mar. 31, 2013
Difference in net loss per common share, basic and diluted	$ (0.28)	[1]	$ (2.14)	[1]	$ (1.00)	[1]	$ (7.15)	[1]	$ (9.56)	$ (9.78)
Net loss	$ (3,525,864)		$ (270,750)		$ (9,132,615)		$ (906,536)		$ (1,211,821)	$ (1,239,918)
Weight average shares, basic and diluted-corrected	12,473,024	[1]	126,759	[1],[2]	9,103,629	[1],[2]	126,759	[1],[2]	126,759	126,759
Net loss per share, basic and diluted-corrected	$ (0.28)	[1]	$ (2.14)	[1]	$ (1.00)	[1]	$ (7.15)	[1]	$ (9.56)	$ (9.78)
Originally reported [Member]
Difference in net loss per common share, basic and diluted			$ (0.30)		$ (0.98)		$ (1.00)
Weight average shares, basic and diluted-corrected			904,611		9,301,800		904,611
Net loss per share, basic and diluted-corrected			$ (0.30)		$ (0.98)		$ (1.00)
Difference [Member]
Difference in net loss per common share, basic and diluted			$ (1.84)		$ (0.02)		$ (6.15)
Redeemable convertible preferred stock and warrants (incorrectly included)			(777,852)		(198,171)		(777,852)
Net loss per share, basic and diluted-corrected			$ (1.84)		$ (0.02)		$ (6.15)

[1]	Three and nine months ended December 31, 2013 and nine months ended December 31, 2014 corrected.
[2]	Since the numerator used to calculate diluted net loss per common share was a net loss for the period presented, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive